Borrowings - Disclosure of Interest Bearing Borrowings (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Non-current borrowings
Balance at beginning of year	R 2,974
Issue cost	(172)
Translation	(411)	R 894	R (970)
Total non-current borrowings	3,180	2,974
Current borrowings
Current borrowings and current portion of non-current borrowings	387
Total current borrowings	25	387
Total interest-bearing borrowings	3,205	3,361
Undrawn committed borrowing facilities	7,254	4,254	1,336
R2 Billion Facility (Secured Loan) (matured)
Non-current borrowings
Balance at beginning of year	153	1,351
Repayments	(450)	(1,050)
Amortisation of issue costs	(3)	2
Transferred to current liabilities	300	(150)
Total non-current borrowings	0	153	1,351
Current borrowings
Current borrowings and current portion of non-current borrowings	300	150
Transferred to non-current liabilities	(300)	150
Total current borrowings	0	300	150
Westpac fleet loan
Non-current borrowings
Balance at beginning of year	22	132
Repayments	(94)	(96)
Transferred to current liabilities	62	18
Translation	10	(32)
Total non-current borrowings	0	22	132
Current borrowings
Current borrowings and current portion of non-current borrowings	87	105
Transferred to non-current liabilities	(62)	(18)
Total current borrowings	25	87	105
R2.5 Billion Facility - Sustainability Linked
Non-current borrowings
Balance at beginning of year	0	0
Issue cost	(26)	0
Prepayments	26	0
Total non-current borrowings	0	0	0
R1.5 billion facility - Green Term Loan
Non-current borrowings
Balance at beginning of year	0	0
Issue cost	(15)	0
Prepayments	15	0
Total non-current borrowings	0	0	0
US$400 million facility - Sustainability Linked
Non-current borrowings
Balance at beginning of year	0	0
Draw down	3,057	0
Issue cost	(76)	0
Amortisation of issue costs	1	0
Translation	198	0
Total non-current borrowings	3,180	0	0
US$400 million facility secured loan (matured)
Non-current borrowings
Balance at beginning of year	2,799	5,980
Repayments	(3,057)	(2,347)
Issue cost	0	(11)
Amortisation of issue costs	55	39
Translation	203	(862)
Total non-current borrowings	0	2,799	R 5,980
Current
Current borrowings
Current borrowings and current portion of non-current borrowings	387
Total current borrowings	25	387
Undrawn committed borrowing facilities	0	0
Between one to two years
Non-current borrowings
Balance at beginning of year	175
Total non-current borrowings	0	175
Due between two to three years4
Non-current borrowings
Balance at beginning of year	2,799
Total non-current borrowings	3,180	2,799
Expiring after one year
Current borrowings
Undrawn committed borrowing facilities	R 7,254	R 4,254